INVENTORY (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 209,478
Work in progress	1,401,521
Finished goods	19,052
Total inventory	1,630,051
Reserve
Total inventory, net	$ 1,630,051